Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Australia - 1.5%
BHP Group PLC	1,978	$42,966
Glencore PLC*	10,258	23,513
Rio Tinto PLC	1,033	62,570
Total Australia		129,049

Austria - 0.3%
ANDRITZ AG	71	2,391
Erste Group Bank AG*	285	6,370
OMV AG*	142	4,487
Raiffeisen Bank International AG*	128	2,202
Telekom Austria AG*	133	1,003
Verbund AG	66	3,476
Vienna Insurance Group AG Wiener Versicherung Gruppe*	38	845
voestalpine AG	114	2,527
Total Austria		23,301

Belgium - 1.6%
Ackermans & van Haaren NV*	22	2,836
Ageas SA/NV	184	6,930
Anheuser-Busch InBev SA/NV	790	43,084
Colruyt SA	53	3,106
Elia Group SA/NV	35	3,816
Galapagos NV*	47	8,759
Groupe Bruxelles Lambert SA	106	9,240
KBC Group NV	270	15,427
Proximus SADP	139	2,878
Sofina SA	15	4,222
Solvay SA	69	5,390
Telenet Group Holding NV	47	1,834
UCB SA	118	15,188
Umicore SA	203	9,588
Total Belgium		132,298

Chile - 0.1%
Antofagasta PLC	343	4,626

China - 0.5%
Prosus NV*	411	39,901

Denmark - 3.7%
Ambu A/S, Class B	164	5,726
AP Moller - Maersk A/S, Class A	4	4,753
AP Moller - Maersk A/S, Class B	6	7,693
Carlsberg AS, Class B	96	14,144
Chr Hansen Holding A/S	102	11,611
Coloplast A/S, Class B	126	21,525
Danske Bank A/S*	663	10,694
Demant A/S*	106	3,288
DSV PANALPINA A/S	186	25,603
Genmab A/S*	58	19,881
GN Store Nord A/S	129	7,895
H Lundbeck A/S	60	2,190
ISS A/S*	183	2,823
Novo Nordisk A/S, Class B	1,535	101,600
Novozymes A/S, Class B	203	12,163
Orsted A/S‡	179	25,605
Pandora A/S	96	6,098
ROCKWOOL International A/S, Class B	6	1,955
Tryg A/S	120	3,546
Vestas Wind Systems A/S	192	24,746
Total Denmark		313,539

Finland - 2.2%
Elisa OYJ	143	8,533

	Shares	Value
Common Stocks (continued)
Finland (continued)
Fortum OYJ	430	$8,756
Huhtamaki OYJ*	93	4,157
Kesko OYJ, Class B	275	5,886
Kone OYJ, Class B	373	29,658
Metso Outotec OYJ	455	2,959
Neles OYJ	106	1,534
Neste OYJ	396	18,206
Nokia OYJ*	5,516	26,482
Nokian Renkaat OYJ	134	3,226
Nordea Bank Abp*	3,069	23,829
Orion OYJ, Class B	101	4,421
Sampo OYJ, Class A	501	18,170
Stora Enso OYJ, Class R	572	7,210
UPM-Kymmene OYJ	531	14,210
Wartsila OYJ Abp	482	4,035
Total Finland		181,272

France - 16.0%
Accor SA*	188	4,722
Adevinta ASA*	219	3,541
Aeroports de Paris	28	2,649
Air France-KLM*	187	772
Air Liquide SA	442	72,964
Airbus SE*	527	38,643
ALD SA‡	78	782
Alstom SA*	183	10,220
Amundi SA‡*	57	4,334
Arkema SA	66	6,838
Atos SE*	95	8,133
AXA SA	1,829	36,473
BioMerieux	41	6,666
BNP Paribas SA*	1,030	41,551
Bollore SA	973	3,256
Bouygues SA*	210	7,450
Bureau Veritas SA*	274	6,002
Capgemini SE	150	19,423
Carrefour SA	566	9,035
Casino Guichard Perrachon SA*	55	1,535
Cie de Saint-Gobain*	477	17,582
Cie Generale des Etablissements Michelin	172	17,967
Cie Plastic Omnium SA	54	1,090
CNP Assurances*	157	1,892
Covivio	46	3,334
Credit Agricole SA*	1,148	11,031
Danone SA	570	38,109
Dassault Aviation SA*	2	1,667
Dassault Systemes SE	125	22,778
Edenred	242	12,056
Eiffage SA*	74	6,475
Electricite de France SA	506	5,116
Elis SA*	216	2,636
Engie SA*	1,627	21,721
EssilorLuxottica SA*	280	37,149
Eurazeo SE*	41	2,147
Eutelsat Communications SA	183	1,855
Faurecia SE*	73	2,839
Gecina SA	52	6,733
Getlink SE*	451	6,789
Hermes International	29	23,532
ICADE	32	2,119
Iliad SA	15	2,952
Imerys SA	35	1,288
Ingenico Group SA*	62	9,982
Ipsen SA	34	3,285
JCDecaux SA*	70	1,181
Kering SA	71	40,447

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Klepierre SA	191	$3,295
La Francaise des Jeux SAEM‡	86	3,136
Legrand SA	262	20,287
L'Oreal SA	228	76,300
LVMH Moet Hennessy Louis Vuitton SE	237	102,783
Natixis SA*	831	2,019
Orange SA	1,818	21,309
Orpea*	49	6,269
Pernod Ricard SA	200	34,529
Peugeot SA*	541	8,726
Publicis Groupe SA*	214	6,896
Remy Cointreau SA	24	3,857
Renault SA*	178	4,221
Rexel SA*	299	3,531
Rubis SCA	90	4,253
Safran SA*	306	32,363
Sanofi	1,036	108,480
Sartorius Stedim Biotech	24	7,492
Schneider Electric SE	500	58,084
SCOR SE*	155	3,996
SEB SA	27	4,473
Societe Generale SA*	765	11,746
Sodexo SA	86	5,927
Suez SA	364	4,814
Teleperformance	55	16,084
Thales SA	99	7,183
TOTAL SE	2,257	83,537
Ubisoft Entertainment SA*	90	7,533
Unibail-Rodamco-Westfield	135	7,107
Valeo SA	237	6,093
Veolia Environnement SA	502	11,463
Vinci SA	442	38,050
Vivendi SA	761	20,157
Wendel SE	28	2,624
Worldline SA‡*	145	12,469
Total France		1,341,827

Germany - 14.0%
1&1 Drillisch AG	45	1,196
adidas AG*	183	50,615
Allianz SE	395	82,310
Aroundtown SA*	1,189	7,182
BASF SE	871	48,212
Bayer AG	935	62,181
Bayerische Motoren Werke AG	305	19,728
Bechtle AG	27	5,265
Beiersdorf AG	99	11,841
Brenntag AG	154	9,491
Carl Zeiss Meditec AG*	37	3,879
Commerzbank AG*	1,032	5,307
Continental AG	107	10,446
Covestro AG‡	170	6,606
CTS Eventim AG & Co. KGaA*	58	2,299
Daimler AG	766	33,877
Delivery Hero SE‡*	141	16,300
Deutsche Bank AG*	1,945	17,459
Deutsche Boerse AG	175	31,993
Deutsche Lufthansa AG*	236	2,087
Deutsche Post AG*	929	37,636
Deutsche Telekom AG	3,071	51,440
Deutsche Wohnen SE	356	17,344
DWS Group GmbH & Co. KGaA‡*	32	1,205
E.ON SE	2,060	24,204
Evonik Industries AG	187	5,057
Fielmann AG*	24	1,767

	Shares	Value
Common Stocks (continued)
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide*	34	$1,328
Fresenius Medical Care AG & Co. KGaA*	205	18,089
Fresenius SE & Co. KGaA*	397	19,844
FUCHS PETROLUB SE	32	1,097
GEA Group AG	164	5,940
GRENKE AG*	26	1,968
Hannover Rueck SE	60	10,174
HeidelbergCement AG	147	8,205
Hella GmbH & Co. KGaA	43	1,880
Henkel AG & Co. KGaA	100	8,709
HOCHTIEF AG	20	1,632
HUGO BOSS AG	60	1,640
Infineon Technologies AG	1,237	30,908
KION Group AG	70	5,397
Knorr-Bremse AG	48	5,641
LANXESS AG*	83	4,318
LEG Immobilien AG*	69	9,649
Merck KGaA	123	15,716
METRO AG	164	1,503
MTU Aero Engines AG*	53	9,203
Muenchener Rueckversicherungs-Gesellschaft AG	131	34,823
Nemetschek SE	54	3,985
OSRAM Licht AG*	36	1,890
ProSiebenSat.1 Media SE*	155	1,599
Puma SE*	82	6,384
Rational AG	3	1,795
Rheinmetall AG	43	4,080
Rocket Internet SE‡*	51	1,099
RWE AG	545	20,610
SAP SE	1,067	168,794
Scout24 AG‡	104	9,033
Siemens AG	727	93,120
Siemens Healthineers AG‡	130	6,757
Suedzucker AG	76	1,278
Symrise AG	125	15,675
Talanx AG	37	1,354
TeamViewer AG‡*	121	6,546
Telefonica Deutschland Holding AG	647	1,779
thyssenkrupp AG*	462	3,589
Traton SE*	49	932
TUI AG	431	1,630
Uniper SE	110	3,819
United Internet AG	101	4,595
Varta AG*	14	1,571
Volkswagen AG*	32	5,021
Vonovia SE	516	33,669
Wacker Chemie AG*	15	1,358
Zalando SE‡*	148	10,718
Total Germany		1,177,271

Ireland - 1.0%
AIB Group PLC*	756	945
Bank of Ireland Group PLC*	909	1,881
CRH PLC	746	27,083
Flutter Entertainment PLC	118	17,764
Glanbia PLC	190	2,258
Glanbia PLC	7	85
Kerry Group PLC, Class A	146	19,336
Kingspan Group PLC	148	10,632
Smurfit Kappa Group PLC	237	7,901
Total Ireland		87,885

Italy - 3.5%
A2A SpA	1,541	2,211

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Amplifon SpA*	118	$4,040
Assicurazioni Generali SpA	1,202	17,995
Atlantia SpA*	493	7,841
Banca Mediolanum SpA	287	2,136
Banco BPM SpA*	1,514	2,275
Buzzi Unicem SpA	69	1,568
Buzzi Unicem SpA-RSP	40	515
Davide Campari-Milano NV	548	5,517
DiaSorin SpA	23	4,515
Enel SpA	7,394	67,578
Eni SpA	2,317	20,661
Ferrari NV	120	21,477
FinecoBank Banca Fineco SpA*	606	8,796
Hera SpA	807	3,124
Infrastrutture Wireless Italiane SpA‡	282	2,856
Intesa Sanpaolo SpA*	13,237	26,722
Italgas SpA	484	3,113
Leonardo SpA	384	2,457
Mediaset SpA*	291	518
Mediobanca Banca di Credito Finanziario SpA	762	6,107
Moncler SpA*	194	7,479
Nexi SpA‡*	350	6,276
Pirelli & C SpA‡*	431	1,714
Poste Italiane SpA‡	452	4,143
Prysmian SpA	245	6,266
Recordati SpA	96	5,136
Saipem SpA	557	1,181
Salvatore Ferragamo SpA*	65	875
Snam SpA	2,162	11,505
Telecom Italia SpA	10,600	4,272
Telecom Italia SpA-RSP	6,022	2,413
Terna Rete Elettrica Nazionale SpA	1,377	10,268
UniCredit SpA*	2,032	18,552
UnipolSai Assicurazioni SpA	553	1,423
Total Italy		293,525

Jordan - 0.0%(a)
Hikma Pharmaceuticals PLC	140	3,951

Kazakhstan - 0.0%(a)
KAZ Minerals PLC	227	1,611

Luxembourg - 0.2%
ArcelorMittal SA*	641	7,080
Eurofins Scientific SE*	12	7,830
RTL Group SA*	38	1,258
SES SA	348	2,467
Tenaris SA	464	2,706
Total Luxembourg		21,341

Mexico - 0.0%(a)
Fresnillo PLC	179	2,896

Netherlands - 6.9%
Aalberts NV	96	3,427
ABN AMRO Bank NV‡	401	3,331
Adyen NV‡*	25	41,890
Aegon NV	1,748	5,180
Akzo Nobel NV	189	17,821
Altice Europe NV*	541	2,565
Altice Europe NV, Class B*	28	133
Argenx SE*	43	9,936
ASM International NV	48	7,262
ASML Holding NV	379	134,316
ASR Nederland NV	138	4,460

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Boskalis Westminster NV*	81	$1,530
Euronext NV‡	61	6,990
EXOR NV	104	5,860
GrandVision NV‡*	48	1,376
Heineken Holding NV	105	9,107
Heineken NV	226	21,978
ING Groep NV	3,712	25,880
JDE Peet’s BV*	59	2,634
Just Eat Takeaway.com NV‡*	117	12,669
Koninklijke Ahold Delhaize NV	1,036	29,977
Koninklijke DSM NV	164	25,133
Koninklijke KPN NV	3,295	8,549
Koninklijke Philips NV*	865	44,893
Koninklijke Vopak NV	66	3,617
NN Group NV	325	11,914
OCI NV*	94	1,113
Randstad NV	109	5,241
Royal Dutch Shell PLC, Class A	3,903	57,456
Royal Dutch Shell PLC, Class B	3,527	50,032
Signify NV‡*	125	3,747
Wolters Kluwer NV	253	20,003
Total Netherlands		580,020

Norway - 1.0%
Aker ASA, Class A	24	1,011
Aker BP ASA	107	2,003
DNB ASA*	1,040	15,871
Equinor ASA	972	14,378
Gjensidige Forsikring ASA*	166	3,408
Leroy Seafood Group ASA	246	1,430
Mowi ASA	420	7,578
Norsk Hydro ASA*	1,323	3,701
Orkla ASA	754	7,433
Salmar ASA*	52	2,472
Schibsted ASA, Class A*	79	2,879
Schibsted ASA, Class B*	97	3,197
Telenor ASA	639	9,914
Yara International ASA	173	7,247
Total Norway		82,522

Poland - 0.5%
Bank Polska Kasa Opieki SA*	155	2,101
CD Projekt SA*	62	6,679
Cyfrowy Polsat SA*	267	1,992
Dino Polska SA‡*	48	2,673
Grupa Lotos SA	98	1,275
KGHM Polska Miedz SA*	135	4,560
LPP SA*	1	1,849
mBank SA*	13	653
PGE Polska Grupa Energetyczna SA*	698	1,239
Polski Koncern Naftowy ORLEN SA	312	4,455
Polskie Gornictwo Naftowe I Gazownictwo SA	1,719	2,357
Powszechna Kasa Oszczednosci Bank Polski SA*	848	4,942
Powszechny Zaklad Ubezpieczen SA	556	4,026
Santander Bank Polska SA*	30	1,209
Total Poland		40,010

Portugal - 0.3%
EDP - Energias de Portugal SA	2,529	12,815
Galp Energia SGPS SA	512	5,388
Jeronimo Martins SGPS SA	241	4,074
Total Portugal		22,277

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Russia - 0.1%
Evraz PLC	542	$2,052
Polymetal International PLC	334	8,307
Total Russia		10,359

South Africa - 0.4%
Anglo American PLC	1,170	28,719
Investec PLC	644	1,272
Total South Africa		29,991

Spain - 3.8%
Acciona SA	21	2,329
ACS Actividades de Construccion y Servicios SA	257	5,941
Aena SME SA‡*	70	9,130
Amadeus IT Group SA	405	20,287
Banco Bilbao Vizcaya Argentaria SA	6,331	19,742
Banco de Sabadell SA	5,438	1,858
Banco Santander SA	15,601	33,365
Bankia SA	1,169	1,480
Bankinter SA	680	3,524
CaixaBank SA	3,575	7,694
Cellnex Telecom SA‡*	269	16,929
EDP Renovaveis SA	147	2,413
Enagas SA	249	6,292
Endesa SA	316	8,983
Ferrovial SA	472	11,576
Grifols SA	331	9,668
Iberdrola SA	5,784	74,688
Iberdrola SA - Interim*(b)	131	1,692
Industria de Diseno Textil SA	999	26,603
Inmobiliaria Colonial Socimi SA	322	2,751
Mapfre SA	987	1,781
Merlin Properties Socimi SA	330	2,728
Naturgy Energy Group SA	297	5,528
Red Electrica Corp. SA	427	8,341
Repsol SA	1,307	10,170
Siemens Gamesa Renewable Energy SA	222	5,217
Telefonica SA	4,485	18,817
Zardoya Otis SA	173	1,150
Total Spain		320,677

Sweden - 5.1%
Alfa Laval AB*	312	7,390
Assa Abloy AB, B Shares	872	19,112
Atlas Copco AB, A Shares	599	26,504
Atlas Copco AB, B Shares	373	14,418
Boliden AB	273	7,428
Castellum AB	267	5,731
Electrolux AB, Series B	237	4,446
Electrolux Professional AB, B Shares*	237	928
Elekta AB, B Shares	355	3,639
Epiroc AB, A Shares	622	8,700
Epiroc AB, B Shares	374	5,096
EQT AB	199	4,665
Essity AB, B Shares*	577	19,038
Fastighets AB Balder, B Shares*	96	3,965
Hennes & Mauritz AB, B Shares	865	13,439
Hexagon AB, B Shares*	251	16,328
Hufvudstaden AB, A Shares	108	1,406
Husqvarna AB, B Shares	402	3,839
ICA Gruppen AB	76	3,744
Industrivarden AB, A Shares*	206	5,093
Industrivarden AB, C Shares*	166	4,080
Investment AB Latour, B Shares	117	2,399
Investor AB, A Shares	132	7,737
Investor AB, B Shares	432	25,523

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Kinnevik AB, B Shares	237	$8,313
L E Lundbergforetagen AB, B Shares*	74	3,468
Lundin Energy AB	172	3,979
Nibe Industrier AB, B Shares*	297	7,133
Saab AB, B Shares*	93	2,990
Sandvik AB*	1,024	19,042
Securitas AB, B Shares*	307	4,584
Skandinaviska Enskilda Banken AB, A Shares*	1,415	13,697
Skandinaviska Enskilda Banken AB, C Shares*	20	202
Skanska AB, B Shares*	355	7,166
SKF AB, B Shares	381	7,035
Svenska Cellulosa AB SCA, A Shares*	21	256
Svenska Cellulosa AB SCA, B Shares*	588	7,115
Svenska Handelsbanken AB, A Shares*	1,463	13,850
Svenska Handelsbanken AB, B Shares*	34	359
Swedbank AB, A Shares*	988	16,043
Swedish Match AB	154	11,853
Swedish Orphan Biovitrum AB*	174	3,648
Tele2 AB, B Shares	527	7,477
Telefonaktiebolaget LM Ericsson, A Shares	35	439
Telefonaktiebolaget LM Ericsson, B Shares	2,852	32,878
Telia Co. AB	2,573	10,028
Trelleborg AB, B Shares*	241	3,730
Volvo AB, B Shares*	1,426	24,609
Total Sweden		424,542

Switzerland - 16.2%
ABB Ltd.	1,699	42,526
Adecco Group AG	151	7,166
Alcon, Inc.*	436	26,360
Baloise Holding AG	46	7,019
Banque Cantonale Vaudoise	30	3,156
Barry Callebaut AG	3	6,262
Chocoladefabriken Lindt & Spruengli AG	1	7,761
Cie Financiere Richemont SA	485	30,123
Clariant AG	199	3,763
Coca-Cola HBC AG*	194	5,100
Credit Suisse Group AG	2,282	24,368
DKSH Holding AG	35	2,253
Dufry AG*	27	687
EMS-Chemie Holding AG	7	6,052
Flughafen Zurich AG*	19	2,402
Geberit AG	35	19,360
Georg Fischer AG	4	3,680
Givaudan SA	9	37,209
Helvetia Holding AG	33	2,985
Julius Baer Group Ltd.	214	9,410
Kuehne + Nagel International AG*	50	8,624
LafargeHolcim Ltd.*	502	23,734
Logitech International SA	145	10,565
Lonza Group AG	70	43,753
Nestle SA	2,741	325,714
Novartis AG	2,044	169,573
OC Oerlikon Corp. AG	191	1,598
Partners Group Holding AG	16	15,499
PSP Swiss Property AG	43	4,817
Roche Holding AG	662	230,030
Roche Holding AG	26	8,974
Schindler Holding AG - Participating Certificate	41	10,389
Schindler Holding AG - Registered	19	4,741
SGS SA	6	15,770
Sika AG	132	29,093
Sonova Holding AG*	54	12,204

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
STMicroelectronics NV	602	$16,949
Straumann Holding AG	10	9,847
Sulzer AG	17	1,405
Swatch Group AG (The) - Bearer	27	5,669
Swatch Group AG (The) - Registered	40	1,593
Swiss Life Holding AG	33	12,076
Swiss Prime Site AG	74	6,764
Swiss Re AG	276	21,772
Swisscom AG	25	13,351
Temenos AG	59	8,756
UBS Group AG	3,188	37,480
Vifor Pharma AG	51	7,212
Zurich Insurance Group AG	142	52,479
Total Switzerland		1,358,073

United Kingdom - 20.0%
3i Group PLC	940	10,975
Admiral Group PLC	203	6,394
Ashmore Group PLC	450	2,306
Ashtead Group PLC	439	14,030
Associated British Foods PLC	344	7,969
AstraZeneca PLC	1,249	139,833
Auto Trader Group PLC‡	897	6,317
Avast PLC‡	535	4,034
AVEVA Group PLC	63	3,428
Aviva PLC	3,889	13,460
B&M European Value Retail SA	844	5,129
Babcock International Group PLC	247	935
BAE Systems PLC	3,056	19,662
Barclays PLC	16,438	21,696
Barratt Developments PLC	1,004	6,728
Bellway PLC	123	4,110
Berkeley Group Holdings PLC	116	6,781
BP PLC	18,865	68,128
British American Tobacco PLC	2,171	71,934
British Land Co. PLC (The)	914	4,392
BT Group PLC	8,698	11,254
Bunzl PLC	335	9,664
Burberry Group PLC	396	6,510
Centrica PLC	5,652	3,618
Cineworld Group PLC	999	501
CNH Industrial NV*	983	6,723
Compass Group PLC	1,695	23,370
ConvaTec Group PLC‡	1,454	3,882
Croda International PLC	124	9,326
DCC PLC	98	8,788
Derwent London PLC	99	3,737
Diageo PLC	2,182	80,217
Direct Line Insurance Group PLC	1,366	5,314
DS Smith PLC	1,261	4,323
easyJet PLC	191	1,236
Experian PLC	861	30,252
Fiat Chrysler Automobiles NV*	1,102	11,233
G4S PLC	1,534	2,860
GlaxoSmithKline PLC	4,689	94,149
GVC Holdings PLC	578	5,042
Halma PLC	374	10,691
Hargreaves Lansdown PLC	355	8,149
Hiscox Ltd.	332	3,406
HomeServe PLC	270	4,706
Howden Joinery Group PLC	567	3,649
HSBC Holdings PLC	19,381	87,047
IMI PLC	266	3,645
Imperial Brands PLC	933	15,625
Inchcape PLC	387	2,180
Informa PLC	1,481	7,190

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	181	$8,353
Intermediate Capital Group PLC	275	4,862
International Consolidated Airlines Group SA	443	958
Intertek Group PLC	161	11,364
ITV PLC	3,611	2,686
J Sainsbury PLC	1,609	3,952
JD Sports Fashion PLC	425	3,378
John Wood Group PLC	657	1,647
Johnson Matthey PLC	189	5,554
Kingfisher PLC	2,107	6,690
Land Securities Group PLC	710	5,373
Legal & General Group PLC	5,896	16,560
Lloyds Banking Group PLC	66,893	23,077
London Stock Exchange Group PLC	299	33,294
M&G PLC	2,595	5,470
Marks & Spencer Group PLC	1,935	2,412
Meggitt PLC	751	2,650
Melrose Industries PLC	4,747	5,312
Micro Focus International PLC	318	1,157
Mondi PLC	483	8,641
National Grid PLC	3,336	39,424
Natwest Group PLC	4,523	6,293
Next PLC	127	9,084
Ninety One PLC*	322	921
Ocado Group PLC*	447	12,045
Pearson PLC	773	5,387
Pennon Group PLC	416	5,818
Persimmon PLC*	313	9,868
Phoenix Group Holdings PLC	522	4,512
Prudential PLC	2,481	35,999
Quilter PLC‡	1,847	3,547
Reckitt Benckiser Group PLC	600	60,685
RELX PLC	1,767	37,455
Renishaw PLC	34	2,158
Rentokil Initial PLC	1,847	12,950
Rightmove PLC	870	6,317
Rolls-Royce Holdings PLC*	1,700	5,168
RSA Insurance Group PLC	1,025	5,773
Sage Group PLC (The)	1,074	10,282
Schroders PLC	111	4,320
Segro PLC	1,178	14,985
Severn Trent PLC	235	7,557
Smith & Nephew PLC	832	16,571
Smiths Group PLC	394	7,007
Spirax-Sarco Engineering PLC	73	9,878
SSE PLC	1,031	17,605
St James's Place PLC	521	6,443
Standard Chartered PLC	2,559	12,958
Standard Life Aberdeen PLC	2,227	7,319
Subsea 7 SA*	227	1,706
Tate & Lyle PLC	463	3,957
Taylor Wimpey PLC	3,242	5,036
TechnipFMC PLC	459	3,583
Tesco PLC	9,200	26,215
Travis Perkins PLC	245	3,565
Unilever NV	1,381	81,782
Unilever PLC	1,037	62,241
United Utilities Group PLC	674	7,962
Virgin Money UK PLC*	1,224	1,405
Vodafone Group PLC	25,481	38,648
Weir Group PLC (The)	257	4,036
Whitbread PLC	199	5,694
Wm Morrison Supermarkets PLC	2,197	5,388

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
WPP PLC	1,166	$8,693
Total United Kingdom		1,678,158

United States - 0.4%
Carnival PLC	131	1,421
Ferguson PLC	221	19,701
QIAGEN NV*	220	10,971
Total United States		32,093

Total Common Stocks
(Cost $9,639,495)		8,333,015
Preferred Stocks — 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG, 5.60%	55	2,833
FUCHS PETROLUB SE, 2.66%	69	3,027
Henkel AG & Co. KGaA, 2.22%	166	16,371
Porsche Automobil Holding SE, 0.00%	153	8,701
Sartorius AG, 0.11%	34	13,083
Volkswagen AG, 0.00%	174	25,719
Total Germany		69,734

Total Preferred Stocks
(Cost $81,639)		69,734
Total Investments — 100.1%
(Cost $9,721,134)		8,402,749
Other Assets and Liabilities, Net — (0.1)%		(6,648)
Net Assets — 100.0%		$8,396,101

		% of
Industry	Value	Net Assets
Health Care	$1,332,828	15.9%
Financials	1,288,019	15.3
Consumer Staples	1,185,277	14.1
Industrials	1,168,247	13.9
Consumer Discretionary	797,355	9.5
Materials	668,564	7.9
Information Technology	654,516	7.8
Utilities	441,755	5.3
Energy	360,954	4.3
Communication Services	358,153	4.3
Real Estate	147,081	1.8
Total Investments	$8,402,749	100.1%
Other Assets and Liabilities, Net	(6,648)	(0.1)
Total Net Assets	$8,396,101	100.0%

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2020, the value of this security was $1,692.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2020 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2020:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2020	Unrealized Appreciation
Swiss Franc	08/06/20	Morgan Stanley	13,175	$14,484	$14,485	$1
Euro	08/06/20	Morgan Stanley	51,801	61,261	61,263	2
Unrealized Appreciation				$75,745	$75,748	$3

Total Unrealized Appreciation						$3

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2020	Unrealized (Depreciation)
British Pound	08/06/20	Morgan Stanley	44,696	$58,666	$58,665	$(1)
Unrealized Depreciation				$58,666	$58,665	$(1)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2020	Unrealized (Depreciation)
Swiss Franc	08/06/20	Morgan Stanley	(623,406)	$(658,470)	$(685,405)	$(26,935)
Danish Krone	08/06/20	Morgan Stanley	(990,491)	(149,550)	(157,274)	(7,724)
Euro	08/06/20	Morgan Stanley	(1,856,919)	(2,086,864)	(2,196,097)	(109,233)
British Pound	08/06/20	Morgan Stanley	(793,962)	(981,091)	(1,042,110)	(61,019)
Norwegian Krone	08/06/20	Morgan Stanley	(379,546)	(39,351)	(41,807)	(2,456)
Polish Zloty	08/06/20	Morgan Stanley	(74,671)	(18,881)	(20,011)	(1,130)
Swedish Krona	08/06/20	Morgan Stanley	(1,862,725)	(200,238)	(213,044)	(12,806)
Unrealized Depreciation				$(4,134,445)	$(4,355,748)	$(221,303)

Total Unrealized Depreciation						$(221,304)
Net Unrealized Appreciation (Depreciation)						$(221,301)

As of July 31, 2020, there was no collateral segregated by the counterparty for forward foreign currency contracts.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$8,331,323	$1,692	$–	$8,333,015
Preferred Stocks	69,734	–	–	69,734
Total Investments in Securities	8,401,057	1,692	–	8,402,749
Other Financial Instruments:(d)
Forward Foreign Currency Contracts	–	3	–	3
Total Investments in Securities and Other Financial Instruments	$8,401,057	$1,695	$–	$8,402,752
Liability Valuation Inputs
Other Financial Instruments:(d)
Forward Foreign Currency Contracts	$–	$221,304	$–	$221,304

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2020 (unaudited)

(c)	For a complete listing of investments and their countries, see the Schedules of Investments.
(d)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.